Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Taxes (Textual)
Deferred tax asset allowance, percentage	(26.60%)	(26.60%)
Federal statutory income tax rate	21.00%	21.00%
State	5.60%	5.60%
Effective tax rate	0.00%	0.00%
Increased decreased in valuation allowance	$ 134,515
Deferred tax assets	$ 134,000	$ 50,000
Hong Kong [Member]
Income Taxes (Textual)
Federal statutory income tax rate	16.50%
Minimum [Member]
Income Taxes (Textual)
Increased decreased in valuation allowance		50,256
Maximum [Member]
Income Taxes (Textual)
Increased decreased in valuation allowance		$ 84,259
CACM and Baytao [Member]
Income Taxes (Textual)
Deferred tax asset allowance, percentage	100.00%	100.00%
Federal statutory income tax rate	7.10%
State	26.60%
Effective tax rate	21.00%
Net operating loss carryforward	$ 500,000	$ 200,000